Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Dilutive Common Stock Equivalents (Details) (Parenthetical) - Convertible Notes Payable One [Member]	12 Months Ended
Dec. 31, 2020 USD ($) shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock issuable upon conversion, shares | shares	6,227,340
Common stock issuable upon conversion | $	$ 1,294,268
Beneficial ownership limitations percentage	4.99%